As filed with the Securities and Exchange Commission on November 7, 2017

Registration Nos.: 333-81184

811-21024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

Active Assets Government Trust

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code:
(800) 548-7786

Mary E. Mullin, Esq.
522 Fifth Avenue New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Perkins Coie LLP 30 Rockefeller Plaza New York, New York 10112	Stuart M.Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 7th day of November, 2017.

ACTIVE ASSETS GOVERNMENT TRUST

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer

By:		/s/ John H. Gernon	November 7, 2017
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer

By:		/s/ Francis J. Smith	November 7, 2017
Francis J. Smith

(3) Majority of the Trustees

Independent Trustees

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Patricia Maleski
	Jakki L. Haussler	Michael E. Nugent (Chairman)
	Dr. Manuel H. Johnson	W. Allen Reed
Fergus Reid

By:		/s/ Carl Frischling	November 7, 2017
Carl Frischling
Attorney-in-Fact for the Independent Trustees

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase